Acquisitions (Schedule of Purchase Price Allocation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Trade accounts receivable	$ 196.4	$ 84.8	$ 100.5
Inventories	174.0	10.4	91.8
Property, plant and equipment	91.0	45.7	85.8
Goodwill	1,643.6	517.5	874.5
Other intangible assets, primarily customer relationships, trade names and technology	1,658.2	334.3	701.8
In-process research and development	56.0	0.0	61.5
Trade accounts payable	(54.7)	(22.5)	(49.0)
Other assets and liabilities, net	(497.6)	(66.2)	(259.1)
Assumed debt	(138.5)	(21.2)	0.0
Attributable to non-controlling interest	0.0	(0.3)	(0.1)
Net cash consideration	3,128.4	882.5	1,607.7
Cash paid for acquisitions	3,128.4	882.5	$ 1,607.7
Continuing operations
Business Acquisition [Line Items]
Goodwill	$ 1,643.6	$ 517.5